Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Registrant Name	AGM GROUP HOLDINGS, INC.
Entity Central Index Key	0001705402
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Entity Incorporation State Country Code	D8
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
DocumentAnnual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity File Number	001-38309
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	21,791,055
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	7,100,000